Investments (Changes In Allowance For Credit Losses On Mortgage Loans On Real Estate) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance as of beginning-of-year	$ 96
Balance as of end-of-year	99	$ 96
Unfunded Loan Commitment [Member]
Balance as of beginning-of-year	96	204	$ 2
Additions (reductions) from provision for credit loss expense	3	(108)	114
Balance as of end-of-year	99	96	204
Accrued interest receivable excluded from credit losses	51	49	49
Financing Receivable, Credit Loss, Expense (Reversal)		4	(2)
Commercial [Member]
Balance as of beginning-of-year	79
Balance as of end-of-year	84	79
Commercial [Member] | Unfunded Loan Commitment [Member]
Balance as of beginning-of-year	79	187
Additions (reductions) from provision for credit loss expense	5	(108)	125
Balance as of end-of-year	84	79	187
Residential [Member]
Balance as of beginning-of-year	17
Balance as of end-of-year	15	17
Residential [Member] | Unfunded Loan Commitment [Member]
Balance as of beginning-of-year	17	17	2
Additions (reductions) from provision for credit loss expense	(2)		(11)
Balance as of end-of-year	$ 15	$ 17	17
Cumulative Effect, Period of Adoption, Adjustment [Member] | Unfunded Loan Commitment [Member]
Balance as of beginning-of-year			88
Cumulative Effect, Period of Adoption, Adjustment [Member] | Commercial [Member] | Unfunded Loan Commitment [Member]
Balance as of beginning-of-year			62
Cumulative Effect, Period of Adoption, Adjustment [Member] | Residential [Member] | Unfunded Loan Commitment [Member]
Balance as of beginning-of-year			$ 26